Other Income - Schedule of Other Income (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Government grants	¥ 6,696,779	¥ 9,945,338	¥ 5,996,537
Others	1,711,312	1,797,887	1,155,918
Total other income	¥ 8,408,091	¥ 11,743,225	¥ 7,152,455